CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 31,494	$ 28,998
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,815	6,625
Share-based compensation	70,501	87,603
Restructuring charges	21,436	0
Amortization of discount and accretion of interest on marketable securities	(1,693)	(95)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,336)	(10,392)
Prepaid expenses and other assets	(47,251)	(26,757)
Deferred taxes	3,848	0
Accounts payable	11,359	6,224
Accrued expenses and other liabilities	22,810	24,098
Deferred revenue	42,058	62,503
Net cash provided by operating activities	160,041	178,807
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(6,237)	(9,571)
Capitalized software development costs	(1,590)	(1,703)
Acquisition of a business operation	(13,200)	0
Purchase of securities of privately held companies	(6,000)	0
Investment in affiliated company	(4,332)
Purchase of marketable securities	(112,915)	(10,049)
Maturities of marketable securities	55,917	0
Net cash used in investing activities	(88,357)	(21,323)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	15,369	26,501
Repayment of tax advance relating to exercises of share options and RSUs, net	(1,829)	(5,072)
Repurchase of ordinary shares	(734,971)	0
Net cash provided by (used in) financing activities	(721,431)	21,429
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(649,747)	178,913
CASH AND CASH EQUIVALENTS - Beginning of period	1,503,149	1,411,602
CASH AND CASH EQUIVALENTS - End of period	853,402	1,590,515
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	0	0
Capitalized share-based compensation costs	432	1,055
Right-of-use asset recognized with corresponding lease liability	76,354	27,111
Deferred payment in connection with an acquisition of a business operation	$ 900	$ 0